Lease Right-of-Use Asset and Lease Liabilities - Schedule of Other Information for Right-of Use Asset and Lease Liabilities (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow from operating leases	$ 444,162	$ 132,498	$ 668,883	$ 395,895	$ 515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	$ 10,378,042	$ 65,527	$ 10,404,962	$ 1,966,535	$ 1,982,393
Weighted average remaining lease term - Operating leases (years)	3 years 1 month 6 days	4 years 6 months	3 years 1 month 6 days	4 years 6 months	4 years 2 months 12 days	0 years
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%	4.35%